Uncertain Tax Positions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 214	$ 180
Additions based on tax positions related to the current year	187	34
Additions based on tax positions related to prior years	291	0
Settlements	(34)	0
Balance, end of year	$ 658	$ 214